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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07148

Schwartz Investment Trust
(Exact name of registrant as specified in charter)

801 West Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc. 801 West Ann Arbor Trail, Suite 244 Plymouth, Michigan 48170
(Name and address of agent for service)

Registrant's telephone number, including area code:	(248) 644-8500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 87.0%	Shares	Market Value
Consumer Discretionary - 16.7%
Diversified Consumer Services - 3.4%
Graham Holdings Company - Class B	5,000	$2,925,500
ServiceMaster Global Holdings, Inc. *	110,000	5,140,300
		8,065,800

Household Durables - 2.3%
Garmin Ltd.	100,000	5,397,000

Internet & Direct Marketing Retail - 4.0%
Liberty Interactive Corporation QVC Group - Series A *	400,000	9,428,000

Specialty Retail - 3.7%
AutoNation, Inc. *	50,000	2,373,000
Tractor Supply Company	100,000	6,329,000
		8,702,000

Textiles, Apparel & Luxury Goods - 3.3%
Gildan Activewear, Inc.	50,000	1,564,000
VF Corporation	100,000	6,357,000
		7,921,000

Consumer Staples - 4.9%
Beverages - 4.9%
Brown-Forman Corporation - Class B	100,000	5,430,000
Coca-Cola European Partners plc	150,000	6,243,000
		11,673,000

Energy - 8.9%
Oil, Gas & Consumable Fuels - 8.9%
Noble Energy, Inc.	250,000	7,090,000
Pioneer Natural Resources Company	40,000	5,901,600
Texas Pacific Land Trust	20,000	8,082,000
		21,073,600

Financials - 15.0%
Banks - 1.5%
Fifth Third Bancorp	125,000	3,497,500

Capital Markets - 7.2%
Federated Investors, Inc. - Class B	100,000	2,970,000
Interactive Brokers Group, Inc. - Class A	125,000	5,630,000
Moody's Corporation	60,000	8,352,600
		16,952,600

Consumer Finance - 2.7%
Discover Financial Services	100,000	6,448,000

Insurance - 3.6%
Alleghany Corporation *	10,536	5,837,049
Unico American Corporation * #	280,000	2,800,000
		8,637,049

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.0% (Continued)	Shares	Market Value
Health Care - 7.7%
Health Care Equipment & Supplies - 3.0%
Zimmer Biomet Holdings, Inc.	60,000	$7,025,400

Health Care Providers & Services - 3.2%
Laboratory Corporation of America Holdings *	50,000	7,548,500

Life Sciences Tools & Services - 1.5%
Waters Corporation *	20,000	3,590,400

Industrials - 15.8%
Aerospace & Defense - 5.9%
HEICO Corporation - Class A	125,000	9,525,000
Hexcel Corporation	80,000	4,593,600
		14,118,600

Airlines - 1.0%
American Airlines Group, Inc.	50,000	2,374,500

Electrical Equipment - 2.8%
AMETEK, Inc.	70,000	4,622,800
Eaton Corporation plc	25,000	1,919,750
		6,542,550

Machinery - 3.7%
Colfax Corporation *	75,000	3,123,000
Graco, Inc.	45,000	5,566,050
		8,689,050

Road & Rail - 2.4%
AMERCO	15,000	5,623,500

Information Technology - 15.6%
Communications Equipment - 2.8%
ARRIS International plc *	230,000	6,552,700

Electronic Equipment Instruments & Components - 4.7%
Arrow Electronics, Inc. *	105,000	8,443,050
Avnet, Inc. *	70,000	2,751,000
		11,194,050

Internet Software & Services - 0.9%
Equinix, Inc.	4,948	2,208,293

IT Services - 5.5%
Cognizant Technology Solutions Corporation - Class A	75,000	5,440,500
InterXion Holding N.V. *	150,000	7,639,500
		13,080,000

Software - 1.1%
ANSYS, Inc. *	20,000	2,454,600

Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Company	100,000	1,471,000

AVE MARIA VALUE FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.0% (Continued)	Shares	Market Value
Materials - 2.4%
Chemicals - 2.4%
Axalta Coating Systems Ltd. *	200,000	$5,784,000

Total Common Stocks (Cost $156,791,309)		$206,052,692

MONEY MARKET FUNDS - 13.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.89% (a)	11,312,718	$11,312,718
Federated Treasury Obligations Fund - Institutional Shares, 0.87% (a)	11,312,718	11,312,718
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.84% (a)	8,624,750	8,624,750
Total Money Market Funds (Cost $31,250,186)		$31,250,186

Total Investments at Market Value - 100.2% (Cost $188,041,495)		$237,302,878

Liabilities in Excess of Other Assets - (0.2%)		(527,583)

Net Assets - 100.0%		$236,775,295

*	Non-income producing security.
#	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
(a)	The rate shown is the 7-day effective yield as of September 30, 2017.

See notes to Schedules of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Market Value
Consumer Discretionary - 20.4%
Internet & Direct Marketing Retail - 2.5%
Priceline Group, Inc. (The) *	6,000	$10,984,920

Media - 3.3%
Omnicom Group, Inc.	105,000	7,777,350
Scripps Networks Interactive, Inc. - Class A	80,000	6,871,200
		14,648,550
Specialty Retail - 11.9%
AutoNation, Inc. *	150,000	7,119,000
Lowe's Companies, Inc.	185,000	14,788,900
O'Reilly Automotive, Inc. *	36,000	7,753,320
Ross Stores, Inc.	113,000	7,296,410
TJX Companies, Inc. (The)	105,000	7,741,650
Tractor Supply Company	120,000	7,594,800
		52,294,080
Textiles, Apparel & Luxury Goods - 2.7%
VF Corporation	185,000	11,760,450

Consumer Staples - 1.6%
Beverages - 1.6%
Brown-Forman Corporation - Class B	125,000	6,787,500

Energy - 1.1%
Energy Equipment & Services - 0.6%
Schlumberger Limited	40,000	2,790,400

Oil, Gas & Consumable Fuels - 0.5%
Texas Pacific Land Trust	5,000	2,020,500

Financials - 4.1%
Capital Markets - 4.1%
Moody's Corporation	130,000	18,097,300

Health Care - 15.9%
Biotechnology - 3.2%
Amgen, Inc. *	75,000	13,983,750

Health Care Equipment & Supplies - 7.1%
Medtronic plc	145,000	11,276,650
Varian Medical Systems, Inc. *	70,000	7,004,200
Zimmer Biomet Holdings, Inc.	110,000	12,879,900
		31,160,750
Health Care Providers & Services - 2.7%
Laboratory Corporation of America Holdings *	78,000	11,775,660

Health Care Technology - 2.9%
Cerner Corporation *	183,000	13,051,560

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Market Value
Industrials - 28.2%
Aerospace & Defense - 1.8%
Hexcel Corporation	135,000	$7,751,700

Air Freight & Logistics - 4.4%
Expeditors International of Washington, Inc.	130,000	7,781,800
United Parcel Service, Inc. - Class B	95,000	11,408,550
		19,190,350
Commercial Services & Supplies - 3.8%
Copart, Inc. *	425,000	14,607,250
Rollins, Inc.	50,000	2,307,000
		16,914,250
Electrical Equipment - 5.6%
AMETEK, Inc. *	185,000	12,217,400
Rockwell Automation, Inc.	70,000	12,474,700
		24,692,100
Industrial Conglomerates - 1.7%
Roper Technologies, Inc.	30,000	7,302,000

Machinery - 9.0%
Colfax Corporation *	270,000	11,242,800
Donaldson Company, Inc.	200,000	9,188,000
Fortive Corporation	95,000	6,725,050
Graco, Inc.	102,000	12,616,380
		39,772,230
Trading Companies & Distributors - 1.9%
MSC Industrial Direct Company, Inc. - Class A	110,000	8,312,700

Information Technology - 17.3%
Internet Software & Services - 1.0%
Equinix, Inc.	10,000	4,463,000

IT Services - 13.6%
Accenture plc - Class A	100,000	13,507,000
Broadridge Financial Solutions, Inc.	40,000	3,232,800
Cognizant Technology Solutions Corporation - Class A	180,000	13,057,200
MasterCard, Inc. - Class A	115,000	16,238,000
Visa, Inc. - Class A	130,000	13,681,200
		59,716,200
Semiconductors & Semiconductor Equipment - 0.7%
Texas Instruments, Inc.	37,000	3,316,680

Software - 2.0%
ANSYS, Inc. *	70,000	8,591,100

Materials - 3.7%
Chemicals - 3.7%
Ecolab, Inc.	45,000	5,787,450

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Market Value
Materials - 3.7% (Continued)
Chemicals - 3.7% (Continued)
Praxair, Inc.	75,000	$10,480,500
		16,267,950

Total Common Stocks (Cost $287,065,123)		$405,645,680

MONEY MARKET FUNDS - 7.8%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.89% (a)	21,011,729	$21,011,729
Federated Treasury Obligations Fund - Institutional Shares, 0.87% (a)	13,389,951	13,389,951
Total Money Market Funds (Cost $34,401,680)		$34,401,680

Total Investments at Market Value - 100.1% (Cost $321,466,803)		$440,047,360

Liabilities in Excess of Other Assets - (0.1%)		(592,565)

Net Assets - 100.0%		$439,454,795

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2017.

See notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Market Value
Consumer Discretionary - 17.2%
Leisure Products - 1.2%
Polaris Industries, Inc.	110,000	$11,509,300

Media - 2.6%
Omnicom Group, Inc.	320,000	23,702,400

Specialty Retail - 9.8%
Lowe's Companies, Inc.	360,000	28,778,400
TJX Companies, Inc. (The)	325,000	23,962,250
Tractor Supply Company	425,000	26,898,250
Williams-Sonoma, Inc.	210,000	10,470,600
		90,109,500
Textiles, Apparel & Luxury Goods - 3.6%
VF Corporation	525,000	33,374,250

Consumer Staples - 7.9%
Beverages - 5.1%
Brown-Forman Corporation - Class B	300,000	16,290,000
Diageo plc - ADR	230,000	30,389,900
		46,679,900
Food Products - 2.8%
Kraft Heinz Company (The)	110,000	8,530,500
Mondelēz International, Inc. - Class A	425,000	17,280,500
		25,811,000
Energy - 4.9%
Energy Equipment & Services - 2.8%
Schlumberger Limited	370,000	25,811,200

Oil, Gas & Consumable Fuels - 2.1%
Exxon Mobil Corporation	240,000	19,675,200

Financials - 18.4%
Banks - 8.6%
BB&T Corporation	425,000	19,949,500
Fifth Third Bancorp	725,000	20,285,500
PNC Financial Services Group, Inc. (The)	135,000	18,193,950
U.S. Bancorp	400,000	21,436,000
		79,864,950
Capital Markets - 6.1%
Bank of New York Mellon Corporation (The)	425,000	22,533,500
Moody's Corporation	240,000	33,410,400
		55,943,900
Consumer Finance - 1.4%
Discover Financial Services	200,000	12,896,000

Insurance - 2.3%
Chubb Limited	150,000	21,382,500

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.1% (Continued)	Shares	Market Value
Health Care - 9.6%
Biotechnology - 3.4%
Amgen, Inc.	170,000	$31,696,500

Health Care Equipment & Supplies - 6.2%
Medtronic plc	360,000	27,997,200
Zimmer Biomet Holdings, Inc.	245,000	28,687,050
		56,684,250
Industrials - 22.0%
Aerospace & Defense - 2.4%
Hexcel Corporation	385,000	22,106,700

Air Freight & Logistics - 3.6%
United Parcel Service, Inc. - Class B	275,000	33,024,750

Building Products - 2.9%
Johnson Controls International plc	660,000	26,591,400

Industrial Conglomerates - 3.2%
3M Company	140,000	29,386,000

Machinery - 7.2%
Donaldson Company, Inc.	350,000	16,079,000
Dover Corporation	150,000	13,708,500
Graco, Inc.	150,000	18,553,500
Illinois Tool Works, Inc.	125,000	18,495,000
		66,836,000
Road & Rail - 1.1%
Norfolk Southern Corporation	75,000	9,918,000

Trading Companies & Distributors - 1.6%
MSC Industrial Direct Company, Inc. - Class A	200,000	15,114,000

Information Technology - 8.6%
Communications Equipment - 2.9%
Cisco Systems, Inc.	800,000	26,904,000

IT Services - 4.2%
Broadridge Financial Solutions, Inc.	175,000	14,143,500
Cognizant Technology Solutions Corporation - Class A	345,000	25,026,300
		39,169,800
Semiconductors & Semiconductor Equipment - 1.5%
Microchip Technology, Inc.	150,000	13,467,000

Materials - 5.5%
Chemicals - 5.5%
Praxair, Inc.	200,000	27,948,000

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.1% (Continued)	Shares	Market Value
Materials - 5.5% (Continued)
Chemicals - 5.5% (Continued)
RPM International, Inc.	450,000	$23,103,000
		51,051,000

Total Common Stocks (Cost $712,964,916)		$868,709,500

MONEY MARKET FUNDS - 5.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.89% (a)	44,181,065	$44,181,065
Federated Treasury Obligations Fund - Institutional Shares, 0.87% (a)	10,420,017	10,420,017
Total Money Market Funds (Cost $54,601,082)		$54,601,082

Total Investments at Market Value - 100.0% (Cost $767,565,998)		$923,310,582

Other Assets in Excess of Liabilities - 0.0% (b)		236,691

Net Assets - 100.0%		$923,547,273

ADR - American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of September 30, 2017.
(b)	Percentage rounds to less than 0.1%.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Market Value
Consumer Discretionary - 9.8%
Auto Components - 2.4%
Bridgestone Corporation - ADR	61,000	$1,385,920

Internet & Direct Marketing Retail - 0.9%
Priceline Group, Inc. (The) *	300	549,246

Media - 2.6%
WPP plc - ADR	16,000	1,484,800

Specialty Retail - 3.9%
Lowe's Companies, Inc.	28,500	2,278,290

Consumer Staples - 11.2%
Beverages - 8.4%
Coca-Cola European Partners plc	48,500	2,018,570
Diageo plc - ADR	14,000	1,849,820
Heineken N.V. - ADR	20,000	992,600
		4,860,990
Food Products - 2.8%
Mondelēz International, Inc. - Class A	34,000	1,382,440
Nestlé S.A. - ADR	3,000	252,030
		1,634,470
Energy - 7.0%
Energy Equipment & Services - 1.9%
Schlumberger Limited	15,500	1,081,280

Oil, Gas & Consumable Fuels - 5.1%
Exxon Mobil Corporation	18,000	1,475,640
Pioneer Natural Resources Company	5,400	796,716
Royal Dutch Shell plc - Class B - ADR	11,000	687,940
		2,960,296
Financials - 17.1%
Banks - 3.5%
Citigroup, Inc.	28,000	2,036,720

Capital Markets - 4.3%
Bank of New York Mellon Corporation (The) *	31,000	1,643,620
Brookfield Asset Management, Inc. - Class A	21,000	867,300
		2,510,920
Consumer Finance - 2.9%
Discover Financial Services	25,500	1,644,240

Insurance - 6.4%
AXA S.A. - ADR *	82,000	2,469,840
Chubb Limited	8,500	1,211,675
		3,681,515

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.4% (Continued)	Shares	Market Value
Health Care - 10.1%
Biotechnology - 3.6%
Shire plc - ADR	13,500	$2,067,390

Health Care Equipment & Supplies - 6.5%
Medtronic plc	21,619	1,681,309
Zimmer Biomet Holdings, Inc.	18,000	2,107,620
		3,788,929
Industrials - 15.3%
Aerospace & Defense - 2.1%
Hexcel Corporation	21,500	1,234,530

Building Products - 1.7%
Johnson Controls International plc	23,500	946,815

Electrical Equipment - 3.3%
AMETEK, Inc.	5,000	330,200
Eaton Corporation plc	20,500	1,574,195
		1,904,395
Industrial Conglomerates - 5.6%
Koninklijke Philips N.V.	40,064	1,650,637
Siemens AG - ADR	22,500	1,591,875
		3,242,512
Road & Rail - 2.6%
Canadian National Railway Company	18,000	1,491,300

Information Technology - 18.2%
Communications Equipment - 1.5%
Cisco Systems, Inc.	26,000	874,380

Electronic Equipment, Instruments & Components - 3.5%
TE Connectivity Ltd.	24,000	1,993,440

Internet Software & Services - 1.5%
Equinix, Inc.	2,000	892,600

IT Services - 7.3%
Accenture plc - Class A	12,500	1,688,375
InterXion Holding N.V. *	19,000	967,670
MasterCard, Inc. - Class A	11,000	1,553,200
		4,209,245
Semiconductors & Semiconductor Equipment - 4.4%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	42,500	1,595,875
Texas Instruments, Inc.	10,500	941,220
		2,537,095
Materials - 2.1%
Chemicals - 2.1%
Axalta Coating Systems Ltd. *	41,500	1,200,180

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.4% (Continued)	Shares	Market Value
Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Level 3 Communications, Inc. *	17,000	$905,930

Total Common Stocks (Cost $44,531,342)		$53,397,428

MONEY MARKET FUNDS - 7.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.89% (a)	2,707,871	$2,707,871
Federated Treasury Obligations Fund - Institutional Shares, 0.87% (a)	1,448,915	1,448,915
Total Money Market Funds (Cost $4,156,786)		$4,156,786

Total Investments at Market Value - 99.6% (Cost $48,688,128)		$57,554,214

Other Assets in Excess of Liabilities - 0.4%		242,677

Net Assets - 100.0%		$57,796,891

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2017.

AVE MARIA WORLD EQUITY FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
September 30, 2017 (Unaudited)

Country	Value	% of Net Assets
United States **	$30,812,186	53.3%
United Kingdom	8,108,520	14.0%
Netherlands	3,610,907	6.2%
France	2,469,840	4.3%
Canada	2,358,600	4.1%
Taiwan	1,595,875	2.8%
Germany	1,591,875	2.8%
Switzerland	1,463,705	2.5%
Japan	1,385,920	2.4%
	$53,397,428	92.4%

**	Includes companies deemed to be a “non-U.S. company” as defined in the Fund’s prospectus, if a company has at least 50% of its revenues or operations outside of the United States.

See notes to Schedules of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS - 50.5%	Par Value	Market Value
U.S. Treasury Bonds - 1.9%
8.125%, due 05/15/21	$2,000,000	$2,449,297
8.000%, due 11/15/21	2,500,000	3,115,234
		5,564,531
U.S. Treasury Inflation-Protected Notes - 1.6%
0.125%, due 04/15/18	2,117,940	2,118,767
1.125%, due 01/15/21	2,238,060	2,327,101
		4,445,868
U.S. Treasury Notes - 47.0%
0.875%, due 11/15/17	3,000,000	2,999,253
0.750%, due 12/31/17	2,000,000	1,998,038
0.875%, due 01/15/18	3,000,000	2,997,550
3.500%, due 02/15/18	5,000,000	5,042,584
3.875%, due 05/15/18	5,000,000	5,080,073
1.125%, due 06/15/18	3,000,000	2,996,719
1.375%, due 07/31/18	2,000,000	2,000,625
1.250%, due 10/31/18	3,000,000	2,995,430
1.250%, due 12/15/18	4,000,000	3,992,969
1.500%, due 01/31/19	3,000,000	3,003,164
1.500%, due 02/28/19	3,000,000	3,002,812
1.250%, due 03/31/19	3,000,000	2,992,266
1.625%, due 04/30/19	3,000,000	3,008,437
1.000%, due 11/15/19	3,000,000	2,968,477
1.500%, due 11/30/19	3,000,000	2,999,531
1.250%, due 01/31/20	3,000,000	2,980,312
1.375%, due 02/29/20	2,000,000	1,991,719
1.625%, due 03/15/20	3,000,000	3,004,805
1.500%, due 04/15/20	3,000,000	2,994,609
3.500%, due 05/15/20	3,000,000	3,149,063
1.625%, due 06/30/20	3,000,000	3,002,461
2.000%, due 07/31/20	5,000,000	5,054,297
2.625%, due 08/15/20	3,000,000	3,085,195
2.000%, due 09/30/20	3,000,000	3,031,875
1.375%, due 10/31/20	3,000,000	2,975,156
2.625%, due 11/15/20	3,000,000	3,088,242
2.375%, due 12/31/20	2,000,000	2,043,594
1.375%, due 01/31/21	4,000,000	3,957,656
2.000%, due 02/28/21	3,000,000	3,028,828
2.250%, due 03/31/21	4,000,000	4,070,938
1.375%, due 04/30/21	3,000,000	2,962,031
2.125%, due 08/15/21	4,000,000	4,051,094
2.125%, due 09/30/21	3,000,000	3,036,328
1.500%, due 01/31/22	3,000,000	2,955,117
1.750%, due 03/31/22	2,000,000	1,988,672
1.750%, due 04/30/22	5,000,000	4,968,945
2.000%, due 07/31/22	3,000,000	3,011,602
1.750%, due 09/30/22	4,000,000	3,963,125
1.875%, due 10/31/22	3,000,000	2,989,219
2.000%, due 02/15/23	3,000,000	3,001,641
1.750%, due 05/15/23	3,000,000	2,956,289

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 50.5% (Continued)	Par Value	Market Value
U.S. Treasury Notes - 47.0% (Continued)
2.500%, due 08/15/23	$3,000,000	$3,077,344
		134,498,085

Total U.S. Treasury Obligations (Cost $144,880,668)		$144,508,484

CORPORATE BONDS - 32.2%	Par Value	Market Value
Consumer Discretionary - 5.6%
Lowe's Companies, Inc., 3.120%, due 04/15/22	$3,000,000	$3,093,915
McDonald's Corporation, 5.350%, due 03/01/18	2,000,000	2,031,129
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	3,046,931
TJX Companies, Inc. (The), 2.750%, due 06/15/21	2,305,000	2,353,143
VF Corporation, 5.950%, due 11/01/17	2,270,000	2,277,252
VF Corporation, 3.500%, due 09/01/21	3,000,000	3,129,226
		15,931,596
Consumer Staples - 10.8%
Coca-Cola Company (The), 1.650%, due 11/01/18	1,500,000	1,503,339
Coca-Cola Company (The), 3.300%, due 09/01/21	2,000,000	2,098,264
Colgate-Palmolive Company, 2.450%, due 11/15/21	3,000,000	3,040,089
Colgate-Palmolive Company, 1.950%, due 02/01/23	2,263,000	2,223,507
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	822,752
Dr Pepper Snapple Group, Inc., 3.200%, due 11/15/21	2,000,000	2,052,600
Dr Pepper Snapple Group, Inc., 3.130%, due 12/15/23	2,000,000	2,034,630
Hershey Company (The), 2.625%, due 05/01/23	2,831,000	2,861,183
Hormel Foods Corporation, 4.125%, due 04/15/21	2,564,000	2,721,272
J.M. Smucker Company (The), 3.500%, due 10/15/21	2,000,000	2,078,165
Kellogg Company, 4.150%, due 11/15/19	2,042,000	2,131,491
Kimberly-Clark Corporation, 2.400%, due 03/01/22	2,311,000	2,324,280
McCormick & Company, Inc., 3.900%, due 07/15/21	2,500,000	2,622,692
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,554,174
		31,068,438
Energy - 3.0%
ConocoPhillips, 1.050%, due 12/15/17	1,750,000	1,748,670
Exxon Mobil Corporation, 2.397%, due 03/06/22	2,000,000	2,016,509
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,694,497
Occidental Petroleum Corporation, 3.125%, due 02/15/22	2,940,000	3,026,223
		8,485,899
Financials - 0.7%
Bank of New York Mellon Corporation (The), 2.100%, due 08/01/18	1,000,000	1,004,570
U.S. Bancorp, 2.200%, due 04/25/19	1,173,000	1,180,215
		2,184,785
Health Care - 2.0%
Amgen, Inc., 3.875%, due 11/15/21	2,108,000	2,229,417
Stryker Corporation, 4.375%, due 01/15/20	1,000,000	1,053,515
Zimmer Holdings, Inc., 4.625%, due 11/30/19	2,310,000	2,423,571
		5,706,503
Industrials - 5.9%
3M Company, 2.000%, due 06/26/22	1,073,000	1,065,444
Emerson Electric Company, 5.250%, due 10/15/18	1,600,000	1,658,605
Emerson Electric Company, 4.250%, due 11/15/20	2,109,000	2,252,869
Illinois Tool Works, Inc., 1.950%, due 03/01/19	2,000,000	2,007,565
Illinois Tool Works, Inc., 6.250%, due 04/01/19	1,000,000	1,066,454

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.2% (Continued)	Par Value	Market Value
Industrials - 5.9% (Continued)
Norfolk Southern Corporation, 5.750%, due 04/01/18	$885,000	$902,810
Norfolk Southern Corporation, 5.900%, due 06/15/19	441,000	469,530
Snap-on, Inc., 6.125%, due 09/01/21	2,000,000	2,289,001
Union Pacific Corporation, 2.250%, due 02/15/19	2,000,000	2,015,070
United Parcel Service, Inc., 5.500%, due 01/15/18	1,500,000	1,516,402
United Parcel Service, Inc., 5.125%, due 04/01/19	1,500,000	1,575,362
		16,819,112
Information Technology - 2.5%
Cisco Systems, Inc., 4.450%, due 01/15/20	606,000	641,719
MasterCard, Inc., 2.000%, due 04/01/19	2,000,000	2,013,232
MasterCard, Inc., 3.375%, due 04/01/24	2,300,000	2,400,965
Texas Instruments, Inc., 1.650%, due 08/03/19	2,000,000	1,999,768
		7,055,684
Materials - 0.9%
Praxair, Inc., 2.250%, due 09/24/20	2,000,000	2,010,225
Praxair, Inc., 4.050%, due 03/15/21	500,000	531,903
		2,542,128
Utilities - 0.8%
Consolidated Edison Company of New York, Inc., 6.650%, due 04/01/19	800,000	855,047
Georgia Power Company, 4.250%, due 12/01/19	1,500,000	1,571,450
		2,426,497

Total Corporate Bonds (Cost $91,808,112)		$92,220,642

COMMON STOCKS - 15.9%	Shares	Market Value
Consumer Discretionary - 2.2%
Media - 0.8%
Omnicom Group, Inc.	30,000	$2,222,100

Textiles, Apparel & Luxury Goods - 1.4%
VF Corporation	65,000	4,132,050

Consumer Staples - 1.2%
Beverages - 1.2%
Diageo plc - ADR	25,000	3,303,250

Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Exxon Mobil Corporation	40,000	3,279,200
Royal Dutch Shell plc - Class B - ADR	60,000	3,752,400
		7,031,600
Financials - 2.1%
Banks - 1.4%
Fifth Third Bancorp	90,000	2,518,200
PNC Financial Services Group, Inc. (The)	10,000	1,347,700
		3,865,900
Insurance - 0.7%
Chubb Limited	15,000	2,138,250

Health Care - 1.2%
Biotechnology - 1.2%
Amgen, Inc. *	19,000	3,542,550

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 15.9% (Continued)	Shares	Market Value
Industrials - 3.5%
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. - Class B	30,000	$3,602,700

Electrical Equipment - 0.3%
Emerson Electric Company	15,000	942,600

Industrial Conglomerates - 0.8%
3M Company	11,000	2,308,900

Trading Companies & Distributors - 1.1%
Fastenal Company	70,000	3,190,600

Information Technology - 2.0%
Communications Equipment - 0.9%
Cisco Systems, Inc.	80,000	2,690,400

Semiconductors & Semiconductor Equipment - 1.1%
Texas Instruments, Inc.	35,000	3,137,400

Materials - 1.2%
Chemicals - 1.2%
Praxair, Inc.	25,000	3,493,500

Total Common Stocks (Cost $36,219,486)		$45,601,800

MONEY MARKET FUNDS - 1.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.89% (a) (Cost $5,331,243)	5,331,243	$5,331,243

Total Investments at Market Value - 100.5% (Cost $278,239,509)		$287,662,169

Liabilities in Excess of Other Assets - (0.5%)		(1,539,340)

Net Assets - 100.0%		$286,122,829

ADR - American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of September 30, 2017.

See notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2017 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Value Fund (formerly the Ave Maria Catholic Values Fund), the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

U.S. Treasury Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2017 by security type:

Ave Maria Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$206052692	$-	$-	$206,052,692
Money Market Funds	31,250,186	-	-	31,250,186
Total	237,302,878	$-	$-	$237,302,878

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$405,645,680	$-	$-	$405,645,680
Money Market Funds	34,401,680	-	-	34,401,680
Total	$440,047,360	$-	$-	$440,047,360

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$868,709,500	$-	$-	$868,709,500
Money Market Funds	54,601,082	-	-	54,601,082
Total	$923,310,582	$-	$-	$923,310,582

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$53,397,428	$-	$-	$53,397,428
Money Market Funds	4,156,786	-	-	4,156,786
Total	$57,554,214	$-	$-	$57,554,214

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$144,508,484	$-	$144,508,484
Corporate Bonds	-	92,220,642	-	92,220,642
Common Stocks	45,601,800	-	-	45,601,800
Money Market Funds	5,331,243	-	-	5,331,243
Total	$50,933,043	$236,729,126	$-	$287,662,169

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of September 30, 2017, the Funds did not have any transfers into or out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of September 30, 2017. It is the Funds’ policy to recognize transfers into or out of all Levels at the end of the reporting period.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Security transactions

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2017:

	Ave Maria	Ave Maria	Ave Maria	Ave Maria	Ave Maria
	Value	Growth	Rising	World	Bond
	Fund	Fund	Dividend Fund	Equity Fund	Fund
Cost of portfolio investments	$188,090,122	$321,524,995	$767,566,046	$48,688,128	$278,239,509

Gross unrealized appreciation	$51,311,182	$120,271,381	$173,305,282	$9,745,603	$10,443,619
Gross unrealized depreciation	(2,098,426)	(1,749,016)	(17,560,746)	(879,517)	(1,020,959)

Net unrealized appreciation	$49,212,756	$118,522,365	$155,744,536	$8,866,086	$9,422,660

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Value Fund, the Ave Maria Growth Fund and the Ave Maria Rising Dividend Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

4. Affiliated Investment

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. As of September 30, 2017, the Ave Maria Value Fund owns 5.28% of the outstanding voting shares of Unico American Corporation. Further information on this holding during the period ended September 30, 2017 appears below:

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

AVE MARIA VALUE FUND
Affiliated Issuer Report

UNICO AMERICAN CORPORATION
From December 31, 2016 To September 30, 2017
Shares at beginning of period	282,945
Shares Sold During the Period	(2,945)
Shares at end of period	280,000
Market value at beginning of period	$3,041,659
Proceeds from Sales During the Period	(10,757)
Change in unrealized appreciation (depreciation)	(230,902)
Market value at end of period	$2,800,000
Net realized gains (losses) during the period	$19,671
Dividend income earned during the period	$-

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2017, the Ave Maria Growth Fund had 28.3% of the value of its net assets invested in stocks within the industrials sector.

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 87.5%	Shares	Market Value
Consumer Discretionary - 19.1%
Diversified Consumer Services - 2.4%
Graham Holdings Company - Class B	500	$292,550
ServiceMaster Global Holdings, Inc. *	5,000	233,650
		526,200

Household Durables - 2.4%
Garmin Ltd.	10,000	539,700

Internet & Direct Marketing Retail - 7.5%
Liberty Interactive Corporation QVC Group - Series A *	70,000	1,649,900

Media - 2.2%
Liberty Global plc - Series C *	15,000	490,500

Specialty Retail - 4.6%
TJX Companies, Inc. (The)	5,000	368,650
Tractor Supply Company	10,000	632,900
		1,001,550

Consumer Staples - 3.7%
Beverages - 3.7%
Brown-Forman Corporation - Class B	15,000	814,500

Energy - 13.6%
Energy Equipment & Services - 1.0%
Schlumberger Limited	3,000	209,280

Oil, Gas & Consumable Fuels - 12.6%
Apache Corporation *	6,000	274,800
Devon Energy Corporation	14,000	513,940
Noble Energy, Inc.	20,000	567,200
Texas Pacific Land Trust	3,500	1,414,350
		2,770,290

Financials - 15.0%
Capital Markets - 6.2%
Interactive Brokers Group, Inc. - Class A	15,000	675,600
Moody's Corporation	5,000	696,050
		1,371,650

Insurance - 8.8%
Berkshire Hathaway, Inc. - Class A *	3	824,220

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Market Value
Financials - 15.0% (Continued)
Insurance - 8.8% (Continued)
Unico American Corporation *	110,000	$1,100,000
		1,924,220

Industrials - 7.1%
Airlines - 2.2%
American Airlines Group, Inc.	10,000	474,900

Electrical Equipment - 1.5%
AMETEK, Inc.	5,000	330,200

Road & Rail - 3.4%
AMERCO	2,000	749,800

Information Technology - 17.3%
Communications Equipment - 5.2%
ARRIS International plc *	40,000	1,139,600

Electronic Equipment Instruments & Components - 4.3%
Arrow Electronics, Inc. *	7,000	562,870
Avnet, Inc.	10,000	393,000
		955,870

IT Services - 5.9%
Cognizant Technology Solutions Corporation - Class A	10,000	725,400
MasterCard, Inc. - Class A	4,000	564,800
		1,290,200

Semiconductors & Semiconductor Equipment - 1.9%
QUALCOMM, Inc.	8,000	414,720

Materials - 11.7%
Chemicals - 4.0%
Axalta Coating Systems Ltd. *	30,000	867,600

Metals & Mining - 7.7%
Barrick Gold Corporation	20,000	321,800
Goldcorp, Inc.	60,000	777,600

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Market Value
Materials - 11.7% (Continued)
Metals & Mining - 7.7% (Continued)
Pan American Silver Corporation	35,000	$596,750
		1,696,150

Total Common Stocks (Cost $15,194,883)		$19,216,830

OPEN-END FUNDS - 0.0% (a)	Shares	Market Value
Sequoia Fund, Inc. (Cost $11,438)	81	$14,794

MONEY MARKET FUNDS - 12.6%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.89% (b)	1,013,705	$1,013,705
Federated Treasury Obligations Fund - Institutional Shares, 0.87% (b)	861,635	861,635
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.84% (b)	881,665	881,665
Total Money Market Funds (Cost $2,757,005)		$2,757,005

Total Investments at Market Value - 100.1% (Cost $17,963,326)		$21,988,629

Liabilities in Excess of Other Assets - (0.1%)		(24,440)

Net Assets - 100.0%		$21,964,189

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2017.

SCHWARTZ VALUE FOCUSED FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

1. Securities valuation

The portfolio securities of Schwartz Value Focused Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of September 30, 2017:

	Level 1	Level 2	Level 3	Total

Common Stocks	$19,216,830	$-	$-	$19,216,830
Open-End Funds	14,794	-	-	14,794
Money Market Funds	2,757,005	-	-	2,757,005
Total	$21,988,629	$-	$-	$21,988,629

SCHWARTZ VALUE FOCUSED FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities by industry type. As of September 30, 2017, the Fund did not have any transfers into or out of any Level. There were no Level 2 or 3 securities or derivative instruments held by the Fund as of September 30, 2017. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Security transactions

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2017:

Cost of portfolio investments	$17,963,326

Gross unrealized appreciation	$4,302,291
Gross unrealized depreciation	(276,988)

Net unrealized appreciation	$4,025,303

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	November 21, 2017

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer and Principal Accounting Officer

Date	November 21, 2017

*	Print the name and title of each signing officer under his or her signature.